Discontinued Operations Statement of Cash Flow Disclosures (Details) - Park and HGV spin-offs [Member] - Spin-offs $ in Millions	12 Months Ended
Dec. 31, 2016 USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Depreciation and amortization	$ 320
Gain on sale of assets, net	(1)
Capital expenditure for property and equipment	$ (255)